Provisions - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of provision matrix [line items]
Balances at beginning of year	€ 13,225	[1]	€ 14,489		€ 14,459
Net inclusion of entities in the Group	(1)		(30)		1,754
Additions charged to income	3,707		2,493		3,344
Provision for pension interest expense	145		186		198
Staff costs	72		84		88
Extraordinary provisions	3,490		2,223		3,058
Addition	5,421		5,301		4,727
Release	(1,931)		(3,078)		(1,669)
Other additions arising from insurance contracts linked to pensions	4		(7)		(7)
Changes in value recognized in equity	1,520		(482)		369
Payments to pensioners and pre-retirees with a charge to internal provisions	(943)		(957)		(853)
Benefits paid or payable	0		0		(260)
Insurance premiums paid	(1)		(2)		0
Payments to external funds	(455)		(368)		(273)
Amounts used	(2,907)		(2,551)		(3,000)
Transfer, exchange differences and other changes	(162)		443		(1,044)
Balances at end of year	13,987		13,225	[1]	14,489
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Balances at beginning of year	5,558	[1]	6,345		6,576
Net inclusion of entities in the Group	0		0		59
Additions charged to income	173		38		237
Provision for pension interest expense	128		165		175
Staff costs	65		78		82
Extraordinary provisions	(20)		(205)		(20)
Addition	10		7		2
Release	(30)		(212)		(22)
Other additions arising from insurance contracts linked to pensions	4		(7)		(7)
Changes in value recognized in equity	1,520		(482)		369
Payments to pensioners and pre-retirees with a charge to internal provisions	(331)		(332)		(355)
Benefits paid or payable	0		0		(260)
Insurance premiums paid	(1)		(2)		0
Payments to external funds	(455)		(368)		(273)
Amounts used	0		0		0
Transfer, exchange differences and other changes	(110)		366		(1)
Balances at end of year	6,358		5,558	[1]	6,345
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Balances at beginning of year	1,239	[1]	1,686		1,712
Net inclusion of entities in the Group	(1)		0		184
Additions charged to income	729		251		293
Provision for pension interest expense	17		21		23
Staff costs	7		6		6
Extraordinary provisions	705		224		264
Addition	713		227		264
Release	(8)		(3)		0
Other additions arising from insurance contracts linked to pensions	0		0		0
Changes in value recognized in equity	0		0		0
Payments to pensioners and pre-retirees with a charge to internal provisions	(612)		(625)		(498)
Benefits paid or payable	0		0		0
Insurance premiums paid	0		0		0
Payments to external funds	0		0		0
Amounts used	0		0		0
Transfer, exchange differences and other changes	27		(73)		(5)
Balances at end of year	1,382		1,239	[1]	1,686
Provision for contingent liabilities and commitments
Disclosure of provision matrix [line items]
Balances at beginning of year	779	[1]	617		459
Net inclusion of entities in the Group	0		0		146
Additions charged to income	(31)		(49)		(49)
Provision for pension interest expense	0		0		0
Staff costs	0		0		0
Extraordinary provisions	(31)		(49)		(49)
Addition	422		455		606
Release	(453)		(504)		(655)
Other additions arising from insurance contracts linked to pensions	0		0		0
Changes in value recognized in equity	0		0		0
Payments to pensioners and pre-retirees with a charge to internal provisions	0		0		0
Benefits paid or payable	0		0		0
Insurance premiums paid	0		0		0
Payments to external funds	0		0		0
Amounts used	0		(3)		(3)
Transfer, exchange differences and other changes	(9)		17		64
Balances at end of year	739		779	[1]	617
Other combined provisions
Disclosure of provision matrix [line items]
Balances at beginning of year	5,649		5,841		5,712
Net inclusion of entities in the Group	0		(30)		1,365
Additions charged to income	2,836		2,253		2,863
Provision for pension interest expense	0		0		0
Staff costs	0		0		0
Extraordinary provisions	2,836		2,253		2,863
Addition	4,276		4,612		3,855
Release	(1,440)		(2,359)		(992)
Other additions arising from insurance contracts linked to pensions	0		0		0
Changes in value recognized in equity	0		0		0
Payments to pensioners and pre-retirees with a charge to internal provisions	0		0		0
Benefits paid or payable	0		0		0
Insurance premiums paid	0		0		0
Payments to external funds	0		0		0
Amounts used	(2,907)		(2,548)		(2,997)
Transfer, exchange differences and other changes	(70)		133		(1,102)
Balances at end of year	€ 5,508		€ 5,649		€ 5,841

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).